Income Taxes - Summary of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income tax expense at statutory Canadian rates	27.10%	27.00%
Increase (decrease) resulting from:
Transition tax related to US tax reform	(4.40%)	11.80%
Rate differential on foreign income	(3.10%)	4.00%
Research and development and other tax credits	(0.70%)	(2.70%)
Unrecognized tax losses and temporary differences	2.00%	(0.50%)
Adjustments in respect of prior years and other	2.60%	0.40%
Non-deductible expenses and non-taxable income	0.80%	(3.50%)
Reorganization of corporate structure		1.20%
Disposition of a subsidiary		30.30%
Statutory rate change on deferred tax balances		(4.80%)
Average effective tax rate	24.30%	63.20%